Related Party Transactions - Schedule of Due to Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Due to related parties	$ 1,019,128	$ 2,322,990
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd [Member]
Due to related parties		$ 738,864
Related party relationship description	5.5% of shareholder of Xi'an App-chem	5.5% of shareholder of Xi'an App-chem
Wenhu Guo [Member]
Due to related parties	$ 367,571	$ 368,145
Related party relationship description	Senior Management of the Company	Senior Management of the Company
Yongwei Hu [Member]
Due to related parties	$ 613,122	$ 1,208,337
Related party relationship description	Chief Executive Officer and Controlling shareholder of the Company	Chief Executive Officer and Controlling shareholder of the Company
Jing Liu [Member]
Due to related parties	$ 35,080	$ 4,410
Related party relationship description	Wife of the controlling shareholder	Wife of the controlling shareholder
Sheying Wang [Member]
Due to related parties	$ 3,355	$ 3,234
Related party relationship description	Senior Management of the Company	Senior Management of the Company